INCOME TAXES	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
INCOME TAXES
INCOME TAXES

The components of earnings (loss) before income taxes consist of the following:

	2013	2012	2011
Continuing operations:
Canadian	$6,497	$24,802	$(22,099)
Foreign	(20,436)	(43,878)	(32,579)
	(13,939)	(19,076)	(54,678)
Discontinued operations:
Canadian	80,395	15,617	5,898
Foreign	14,488	17,428	18,443
	94,883	33,045	24,341
Earnings (loss) before income taxes	$80,944	$13,969	$(30,337)

The income tax expense (recovery) consists of:

	2013	2012	2011
Canadian:
Current	$64	$(106)	$123
Deferred	10,614	(14,268)	1,981
	10,678	(14,374)	2,104
Foreign:
Current	9,646	219	1,815
Deferred	5,582	925	(4,884)
	15,228	1,144	(3,069)
Total:
Current	9,710	113	1,938
Deferred	16,196	(13,343)	(2,903)
	$25,906	$(13,230)	$(965)

Classification:
Income tax expense (recovery) — continuing operations	1,611	(14,874)	(3,968)
Income tax expense — discontinued operations	24,295	1,644	3,003
	$25,906	$(13,230)	$(965)

The reconciliation of income taxes calculated at the statutory rate to the actual income tax provision for the years ended December 31 was as follows:

	2013	2012	2011
Income tax expense (recovery) at Canadian statutory income tax rates	$20,872	$3,499	$(8,023)
Increase (decrease) in income taxes for:
Permanent and other differences	(2,339)	(5,279)	6,335
Change in statutory/foreign tax rates	(1,210)	(2,762)	(1,973)
Change in valuation allowance	8,875	(10,358)	1,805
Stock-based compensation expense	(150)	1,603	891
Adjustment to prior years	(142)	67	—
Income tax expense (recovery)	$25,906	$(13,230)	$(965)

Future tax assets and liabilities

The tax effects of temporary differences that give rise to significant future tax assets and future tax liabilities were as follows at December 31:

	2013	2012
Future income tax assets
Property and equipment	$3,664	$4,165
Non capital loss carry-forwards	76,780	70,824
Capital loss carry-forwards	2,416	2,655
Scientific research and development expenses and credits	28,081	36,961
Reserves and other	14,201	8,974
Acquired Intangibles	1,178	—
	126,320	123,579
Future income tax liabilities
Acquired intangibles	—	2,920
	126,320	120,659
Valuation allowance	116,880	94,880
	$9,440	$25,779

	2013	2012
Classification:
Assets
Current	$2,391	$22,199
Non-current	7,176	3,880
Liabilities
Non-current	(127)	(300)
	$9,440	$25,779

At December 31, 2013, we have provided for a valuation allowance on our future tax assets of $116,880 (2012 -$94,880).

At December 31, 2013, we have Canadian allowable capital loss carry-forwards of $11,287 that are available, indefinitely, to be deducted against future Canadian taxable capital gains.  In addition, we have investment tax credits of $22,352 and $9,984 available to offset future Canadian federal and provincial income taxes payable, respectively.  Of these amounts, $216 and $147, respectively, are associated with windfall tax benefits and will be recorded as additional paid-in-capital when realized. The investment tax credits expire between 2014 and 2033.  At December 31, 2013, our U.S. subsidiary has $6,445 of California research & development tax credits which may be carried forward indefinitely.  The amounts are after the estimated utilization from the sale of AirCard business described below.

At December 31, 2013, net operating loss carry-forwards for our foreign subsidiaries were $10,363 for U.S. income tax purposes that expire between 2020 and 2032, $79 for Hong Kong income tax purposes, $233 for Korea income tax purposes, $448 for Luxembourg income tax purposes, and $210,912 for French income tax purposes.  Our foreign subsidiaries may be limited in their ability to use foreign net operating losses in any single year depending on their ability to generate significant taxable income.  In addition, the utilization of the U.S. net operating losses is also subject to ownership change limitations provided by U.S. federal and specific state income tax legislation.  The amount of French net operating losses deducted each year is limited to €1,000 plus 50% of French taxable income in excess of €1,000. Our French net operating losses carry-forward is subject to the “continuity of business” requirement.  Our French subsidiaries also have research tax credit carried forward of $10,544 as at December 31, 2013.  The French research tax credit may be used to offset against corporate income tax and if any credit is not fully utilized within a three year period following the year the research tax credit is earned, it may be refunded by the French tax authorities.  Tax loss and research tax credit carry-forwards are denominated in the currency of the countries in which the respective subsidiaries are located and operate.  Fluctuations in currency exchange rates could reduce the U.S. dollar equivalent value of these tax loss and research tax credit carry forwards in future years.

In assessing the realizability of our future tax assets, management considers whether it is more likely than not that some portion or all of the future tax assets will not be realized.  The ultimate realization of future tax assets is dependent upon the generation of future taxable income during periods in which temporary differences become deductible and the loss carry-forwards or tax credits can be utilized.  Management considers projected future taxable income and tax planning strategies in making our assessment.

On the disposition of the AirCard assets to Netgear (note 7), we expect to utilize approximately $20,946 of Canadian scientific research and development expenditures, approximately $44 of Canadian allowable capital loss, approximately $4,310 of Canadian Federal and Provincial investment tax credits, approximately $4,401 of U.S. net operating loss, and approximately $2,439 of U.S. Federal and California research & development tax credit. The estimated utilization is subject to change.

No provision for taxes have been provided on undistributed foreign earnings, as it is the company’s intention to indefinitely reinvest undistributed earnings of its foreign subsidiaries. It is not practical to estimate the income tax liability that might be incurred if there is a change in management’s intention in the event that a remittance of such earnings occurs in the future.

Accounting for uncertainty in income taxes

At December 31, 2013, we had gross unrecognized tax benefits of $8,304 (2012 — $8,227).  Of this total, $5,336 (2012 — $5,349) represents the amount of unrecognized tax benefits that, if recognized, would favorably impact our effective tax rate.

Below is a reconciliation of the total amounts of unrecognized tax benefits for the years ended December 31:

	2013	2012
Unrecognized tax benefits, beginning of year	$8,227	$9,464
Increases — tax positions taken in prior periods	252	55
Increases (decreases) — tax positions taken in current period	138	(238)
Settlements and lapse of statute of limitations	(313)	(1,054)
Unrecognized tax benefits, end of year	$8,304	$8,227

We recognize interest expense and penalties related to unrecognized tax benefits within the provision for income tax expense on the consolidated statement of operations.  At December 31, 2013, we had accrued $1,590 (2012 -$1,488) for interest and penalties.

In the normal course of business, we are subject to audit by the Canadian federal and provincial taxing authorities, by the U.S. federal and various state taxing authorities and by the taxing authorities in various foreign jurisdictions.  Tax years ranging from 2004 to 2013 remain subject to examination in Canada, the United States, the United Kingdom, France, Germany, Australia, China, Hong Kong, Brazil, South Africa, Japan, Korea, Taiwan, Italy, and Luxembourg.

The Company regularly engages in discussions and negotiations with tax authorities regarding tax matters in various jurisdictions. The Company believes it is reasonably possible that certain tax matters may be concluded in the next 12 months. The Company estimates that the unrecognized tax benefits at December 31, 2013 could be reduced by approximately $2,059 in the next 12 months.